                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-01241
                                                      ---------

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[ATLANTA CAPITAL LOGO]

[GRAPHIC]


SEMIANNUAL REPORT MARCH 31, 2004

[GRAPHIC]

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND as of March 31, 2004 INVESTMENT UPDATE

[PHOTO OF GREGORY L. COLEMAN AND JAMES A. WOMACK]
Gregory L. Coleman
James A. Womack

INVESTMENT ENVIRONMENT

- With the Federal Funds target rate at a highly accommodative 1% level, real interest rates (interest rates minus inflation) have been negative for 18 consecutive months. This is the longest period of such "cheap money" in the last 20 years, and the economy is responding favorably to low borrowing costs (real GDP grew at over a 4% annual rate over the six months ended 3/31/04).

- Over the six-month period, interest rates were volatile but finished the period close to where they began. Two-year Treasury yields rose 11 basis points (0.11%) and 10-year Treasury yields declined by 10 basis points (0.10%), causing the yield curve to flatten slightly.

- The combination of historically low interest rates, significant tax relief, and huge gains in productivity has enabled corporate profits to surge over the last 12 months ended 3/31/04. Until recently, however, the last 10 consecutive quarters of economic expansion have not resulted in significant payroll expansion. We believe that is beginning to change.

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class I shares had a total return of 1.71% during the six months ended March 31, 2004.(1) This return resulted from a decrease in net asset value per share (NAV) to $10.04 on March 31, 2004, from $10.06 on September 30, 2003, and the reinvestment of $0.150 per share in dividends and $0.039 per share in long-term capital gains.

- The Fund's Class R shares had a total return of 1.46% during the six months ended March 31, 2004.(1) This return resulted from a decrease in NAV to $10.04 on March 31, 2004, from $10.06 on September 30, 2003, and the reinvestment of $0.125 per share in dividends and $0.039 per share in long-term capital gains.

- Based on the Fund's most recent NAVs of $10.04 for Class I and $10.04 for Class R, Class I and Class R had distribution rates of 2.89% and 2.39%, respectively, on March 31, 2004.(2) The Fund's SEC 30-day yields were 2.15% and 1.65%, respectively, for Class I and Class R at March 31, 2004.(3)

  MANAGEMENT DISCUSSION

- During the six months ended March 31, 2004, we increased the Fund's investment in collateralized mortgage obligations (CMOs). Our view is that these securities can perform well as higher interest rates cause mortgage refinancing to slow. Additionally, we increased the Fund's asset-backed security holdings, as we believe they offer a significant yield premium to Treasuries and high-quality corporate bonds. The allocation to government agency and corporate bonds increased modestly as well with the allocation to Treasuries decreasing over the period.

- The Fund is positioned with a "barbell" structure (a combination of shorter-term and longer-term securities) to capture relative return as the yield curve flattens (short rates rising faster than long rates). Historically, the Federal Reserve has maintained the key federal funds rate at 2% above the inflation rate. We believe the Fed will resume this practice (there- fore flattening the yield curve) after mid-year.

- We believe that continued strong economic growth is the most significant risk to bond investors going forward. We expect that job growth, the missing ingredient in the recovery to date, will become more representative of the strengthening economy. We remain positioned defensively, holding the Fund's duration at the low end of its 3-to-5 year duration range.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of March 31, 2004

  PERFORMANCE(1)                                      CLASS I   CLASS R
  ---------------------------------------------------------------------
  Average Annual Total Returns (at net asset value)

  One Year                                             3.19%     2.68%
  Life of Fund+                                        5.54%     5.03%

  + Inception dates: Class I: 4/30/02; Class R: 4/30/02

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yields will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's returns during the one-year period reflect the strong stock market performance during the period.

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND as of March 31, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

ASSET BACKED SECURITIES -- 21.3%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Series 2003-B, Class A3, 1.82%, 7/16/07                  $           500   $       502,133
American Express Credit Account Master Trust,
Series 2003-3, Class A, 1.23%, 11/15/10                              475           476,229
Capital One Auto Finance Trust, Series 2003-B,
Class A2, 1.64%, 5/15/06                                             255           255,810
Capital One Prime Auto Receivables Trust,
Series 2003-1, Class A3, 1.97%, 4/15/07                              275           276,719
Daimler Chrysler Auto Trust, Series 2001-C,
Class A3, 4.21%, 7/6/05                                               64            63,766
Discover Card Master Trust I, Series 2001-5,
Class A, 5.30%, 11/16/06                                             100           100,547
Carmax Auto Owner Trust, Series 2002-2,
Class A4, 3.34%, 2/15/08                                             250           257,090
Carmax Auto Owner Trust, Series 2003-2,
Class A4, 3.07%, 10/15/10                                            300           306,935
Chemical Master Credit Card Trust, Series 1996-2,
Class A, 5.98%, 9/15/08                                              175           186,989
------------------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
   (IDENTIFIED COST, $2,407,843)                                           $     2,426,218
------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 14.6%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------
Citigroup, Inc., 6.50%, 1/18/11                          $           250   $       288,902
Countrywide Home Loan, 5.625%, 7/15/09                               250           274,042
Verizon Global Funding Corp., 7.375%, 9/1/12                         250           298,880
Emerson Electric, 7.125%, 8/15/10                                    200           238,549
Morgan Stanley, 5.30%, 3/1/13                                        250           262,875
Target Corp., 7.50%, 8/15/10                                         250           302,510
------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST, $1,514,003)                                           $     1,665,758
------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 27.3%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Series 2631,
Class LA, 4.00%, 6/15/11                                 $           500   $       512,215
Federal Home Loan Mortgage Corp., Series 2676,
Class JA, 4.00%, 8/15/13                                             500           510,490
Federal National Mortgage Assn., Series 2002-57,
Class BA, 6.00%, 6/25/29                                             151           154,227
Federal Home Loan Mortgage Corp., Series 2003-128,
Class KG, 4.00%, 12/25/11                                            300           307,683
Federal Home Loan Mortgage Corp., Series 2720,
Class DA, 4.50%, 4/15/12                                             400           416,605
Federal National Mortgage Assn., Series 2003-14,
Class AQ, 3.50%, 3/25/33                                             270           274,415
Federal National Mortgage Assn., Series 2003-57,
Class KB, 4.50%, 12/25/12                                            500           519,366
Residential Funding Mortgage Securities I,
Series 2002-S16, Class A10, 5.50%, 10/25/17                          165           170,278
Federal Home Loan Mortgage Corp., Series 1589,
Class N, 6.25%, 4/15/23                                              100           103,214
Federal Home Loan Mortgage Corp., Series 1614,
Class J, 6.25%, 11/15/22                                              38            38,631
Federal Home Loan Mortgage Corp., Series 2098,
Class VA, 6.00%, 10/15/05                                             52            53,264
Federal Home Loan Mortgage Corp., Series 2489,
Class MA, 5.00%, 12/15/12                                             43            42,656
------------------------------------------------------------------------------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (IDENTIFIED COST, $3,093,869)                                           $     3,103,044
------------------------------------------------------------------------------------------

GOVERNMENT AGENCIES -- 19.1%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------
Federal Home Loan Mortage Corp., 6.875%, 1/15/05         $         1,050   $     1,097,126
Federal Home Loan Mortgage Corp., 4.50%, 7/23/07                     300           303,041
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11                    200           223,175
Federal National Mortgage Assn., 4.375%, 9/15/12                     265           271,431
Federal National Mortgage Assn., 6.25%, 2/1/11                       250           284,846
------------------------------------------------------------------------------------------

TOTAL GOVERNMENT AGENCIES
   (IDENTIFIED COST, $2,112,852)                                           $     2,179,619
------------------------------------------------------------------------------------------

                        See notes to financial statements

MORTGAGE-BACKED SECURITIES -- 0.2%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Pool #40402, 5.50%, 1/1/07                               $            19   $        19,204
------------------------------------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
   (IDENTIFIED COST, $17,876)                                              $        19,204
------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 15.2%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------
U.S. Treasury Note, 3.875%, 2/15/13                      $           800   $       811,126
U.S. Treasury Strip, 0.00%, 5/15/05                                  850           839,412
U.S. Treasury Strip, 0.00%, 5/15/09                                   95            81,685
------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $1,666,020)                                           $     1,732,223
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.7%
   (IDENTIFIED COST $10,812,463)                                           $    11,126,066
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.3%                                     $       258,998
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                       $    11,385,064
------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND as of March 31, 2004 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

ASSETS

Investments, at value (identified cost, $10,812,463)                     $   11,126,066
Cash                                                                            199,978
Receivable for Fund shares sold                                                   4,702
Receivable from the Administrator                                                21,208
Interest receivable                                                              54,228
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $   11,406,182
---------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                         $        8,006
Accrued expenses                                                                 13,112
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       21,118
---------------------------------------------------------------------------------------
NET ASSETS                                                               $   11,385,064
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                          $   11,066,363
Accumulated undistributed net realized gain (computed on
   the basis of identified cost)                                                 33,154
Accumulated distributions in excess of net investment income                    (28,056)
Net unrealized appreciation (computed on the basis of identified cost)          313,603
---------------------------------------------------------------------------------------
TOTAL                                                                    $   11,385,064
---------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                               $   10,351,207
SHARES OUTSTANDING                                                            1,030,582
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $        10.04
---------------------------------------------------------------------------------------

CLASS R SHARES

NET ASSETS                                                               $    1,033,857
SHARES OUTSTANDING                                                              102,950
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $        10.04
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

INVESTMENT INCOME

Interest                                                                 $      195,546
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $      195,546
---------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $       23,778
Trustees' fees and expenses                                                          88
Distribution and service fees
   Class R                                                                        2,540
Legal and accounting services                                                    16,750
Custodian fee                                                                    11,553
Transfer and dividend disbursing agent fees                                       2,530
Printing and postage                                                              1,315
Registration fees                                                                 8,858
Miscellaneous                                                                       928
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $       68,340
---------------------------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the Administrator               $       21,208
---------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $       21,208
---------------------------------------------------------------------------------------

NET EXPENSES                                                             $       47,132
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $      148,414
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $       45,712
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $       45,712
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $       10,145
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $       10,145
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $       55,857
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $      204,271
---------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                MARCH 31, 2004      YEAR ENDED
IN NET ASSETS                                      (UNAUDITED)         SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                           $        148,414    $          304,767
   Net realized gain                                         45,712               140,745
   Net change in unrealized
      appreciation (depreciation)                            10,145               (95,026)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $        204,271    $          350,486
-----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                                      $       (163,741)   $         (399,843)
      Class R                                               (12,729)               (5,774)
   From net realized gain
      Class I                                               (43,062)             (279,847)
      Class R                                                (3,967)                  (66)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $       (223,499)   $         (685,530)
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                                      $      1,055,736    $        3,332,913
      Class R                                                 4,780             1,003,776
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class I                                               206,803               675,441
      Class R                                                16,696                 5,840
   Cost of shares redeemed
      Class I                                            (2,113,493)           (4,538,261)
      Class R                                                (2,241)                   --
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         $       (831,719)   $          479,709
-----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              $       (850,947)   $          144,665
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                             $     12,236,011    $       12,091,346
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                   $     11,385,064    $       12,236,011
-----------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT LOSS INCLUDED IN NET
ASSETS

AT END OF PERIOD                                   $        (28,056)   $               --
-----------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND as of March 31, 2004 FINANCIAL STATEMENTS (Unaudited)
FINANCIAL HIGHLIGHTS

                                                                                           CLASS I
                                                                    -----------------------------------------------------
                                                                    SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                                    MARCH 31, 2004          -----------------------------
                                                                    (UNAUDITED)               2003(1)         2002(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $         10.060        $     10.370     $     10.000
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $          0.125        $      0.279     $      0.166
Net realized and unrealized gain                                               0.044               0.038            0.397
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $          0.169        $      0.317     $      0.563
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                          $         (0.150)       $     (0.369)    $     (0.193)
From net realized gain                                                        (0.039)             (0.258)              --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 $         (0.189)       $     (0.627)    $     (0.193)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         10.040        $     10.060     $     10.370
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                 1.71%               3.20%            5.67%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                           $         10,351        $     11,220     $     12,089
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                 0.75%(4)            0.75%            0.75%(4)
   Net investment income                                                        2.54%(4)            2.76%            3.91%(4)
Portfolio Turnover                                                                41%                  1%              42%
-------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would
   have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                     1.11%(4)            1.06%            1.25%(4)
   Net investment income                                                        2.18%(4)            2.45%            3.41%(4)
Net investment income per share                                     $          0.107        $      0.248     $      0.145
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, April 30, 2002, to September 30, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

                        See notes to financial statements

                                                                                           CLASS R
                                                                    -----------------------------------------------------
                                                                    SIX MONTHS ENDED           YEAR ENDED SEPTEMBER 30,
                                                                    MARCH 31, 2004          -----------------------------
                                                                    (UNAUDITED)               2003(1)         2002(1)(2)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $         10.060        $     10.370     $     10.000
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $          0.102        $      0.152     $      0.146
Net realized and unrealized gain                                               0.042               0.115            0.396
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $          0.144        $      0.267     $      0.542
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                          $         (0.125)       $     (0.319)    $     (0.172)
From net realized gain                                                        (0.039)             (0.258)              --
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 $         (0.164)       $     (0.577)    $     (0.172)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $         10.040        $     10.060     $     10.370
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                 1.46%               2.69%            5.46%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                           $          1,034        $      1,016     $          3
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                 1.25%(4)            1.25%            1.25%(4)
   Net investment income                                                        2.04%(4)            1.53%            3.43%(4)
Portfolio Turnover                                                                41%                  1%              42%
-------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                     1.61%(4)            1.56%            1.75%(4)
   Net investment income                                                        1.68%(4)            1.22%            2.93%(4)
Net investment income per share                                     $          0.084        $      0.121     $      0.125
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the start of business, April 30, 2002, to September 30, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

                        See notes to financial statements

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND as of March 31, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance-Atlanta Capital Intermediate Bond Fund (formerly Atlanta Capital Intermediate Bond Fund) (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Unlisted securities are valued at the mean between the latest available bid and asked prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   E OTHER -- Investment transactions are accounted for on a trade-date basis.

   F USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and primarily relate to the different treatment for paydown gains/losses on mortgage-backed and asset-backed securities.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                    SIX MONTHS ENDED
                                                    MARCH 31, 2004      YEAR ENDED
   CLASS I                                          (UNAUDITED)         SEPTEMBER 30, 2003
   ---------------------------------------------------------------------------------------
   Sales                                                     105,974               330,747
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                 20,759                67,036
   Redemptions                                              (211,744)             (448,417)
   ---------------------------------------------------------------------------------------
   NET DECREASE                                              (85,011)              (50,634)
   ---------------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED
                                                    MARCH 31, 2004      YEAR ENDED
   CLASS R                                          (UNAUDITED)         SEPTEMBER 30, 2003
   ---------------------------------------------------------------------------------------
   Sales                                                         481               100,177
   Issued to shareholders electing to receive
     payments of distributions in Fund shares                  1,676                   586
   Redemptions                                                  (225)                   --
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                1,932               100,763
   ---------------------------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2004, the advisory fee amounted to $23,778. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. To enhance the net income of the Fund, the Administrator was allocated $21,208 of the Fund's operating expenses for the six months ended March 31, 2004. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2004, no significant amounts have been deferred. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2004, EVM earned $16 in sub-transfer agent fees from the Fund.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the

   Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1,270 for Class R shares to or payable to EVD for the six months ended March 31, 2004, representing 0.25% (annualized) of the average daily net assets for Class R shares.

   The Class R Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2004 amounted to $1,270 for Class R shares.

6  PURCHASES AND SALES OF INVESTMENTS

   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $4,766,498, $3,531,130, and $970,647, respectively, for the six months ended March 31, 2004.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                  $ 10,827,704
   --------------------------------------------
   Gross unrealized appreciation   $    309,461
   Gross unrealized depreciation        (11,099)
   --------------------------------------------
   NET UNREALIZED APPRECIATION     $    298,362
   --------------------------------------------

8  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2004.

9  NAME CHANGE

   Effective November 19, 2003, Atlanta Capital Intermediate Bond Fund changed its name to Eaton Vance-Atlanta Capital Intermediate Bond Fund.

INVESTMENT MANAGEMENT

EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND

            OFFICERS

            Thomas E. Faust Jr.
            President

            Gregory L. Coleman
            Vice President

            James A. Womack
            Vice President

            James L. O'Connor
            Treasurer

            Alan R. Dynner
            Secretary


            TRUSTEES

            James B. Hawkes

            Samuel L. Hayes, III

            William H. Park

            Ronald A. Pearlman

            Norton H. Reamer

            Lynn A. Stout

                       This Page Intentionally Left Blank

    INVESTMENT ADVISER OF EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


        SUB-ADVISER OF EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                         ATLANTA CAPITAL MANAGEMENT LLC
                           1349 West Peachtree Street
                                   Suite 1600
                                Atlanta, GA 30309


       ADMINISTRATOR OF EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                     TRANSFER AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

1443-5/04                                                                 AIBSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST ON BEHALF OF EATON VANCE ATLANTA CAPITAL INTERMEDIATE BOND FUND

By:    /s/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas E. Faust, Jr.
       ------------------------
       Thomas E. Faust, Jr.
       President


Date:  May 20, 2004
       ------------